Annual Total Returns - Fidelity® Real Estate High Income Fund [BarChart] - 11.30 Fidelity Real Estate High Income Fund - PRO-08 - Fidelity® Real Estate High Income Fund - Fidelity Real Estate High Income Fund-Default
Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	18.41%
Annual Return 2013	5.95%
Annual Return 2014	9.45%
Annual Return 2015	2.84%
Annual Return 2016	2.52%
Annual Return 2017	5.79%
Annual Return 2018	2.88%
Annual Return 2019	9.52%
Annual Return 2020	(5.43%)
Annual Return 2021	8.12%